UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           February 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         5

Form 13F Information Table Value Total:         14,822
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                 FORM 13F INFORMATION TABLE
                                                       Craig A. Drill
                                                      December 31, 2011




COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                               TITLE                  VALUE      SHRS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------                 ---------   ------     ---------  --------  --- -----  -----------  ---------  -----   ------- -----
CYNOSURE INC                   CL A        232577205  4,919      418,295   SH         SOLE         NONE       418,295
IPG PHOTONICS CORP             COM         44980X109  1,067       31,500   SH         SOLE         NONE        31,500
LIBBEY INC                     COM         529898108  3,549      278,600   SH         SOLE         NONE       278,600
METLIFE INC                    COM         59156R108  3,255      104,400   SH         SOLE         NONE       104,400
SYNOVIS LIFE TECHNOLOGIES IN   COM         87162G105  2,032       73,000   SH         SOLE         NONE        73,000




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